Related Party Transactions - Trade Accounts Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Trade accounts payables to related parties	$ 792	$ 1,412
KOAS
Related Party Transaction
Trade accounts payables to related parties	381	864
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 411	$ 548